Note Employee benefits (Postretirement health care benefit plan with an accumulated benefit obligation in excess of plan assets) (Detail) - Postretirement Health Care Benefit Plan - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Postretirement Health Care Benefit Plan With An Accumulated Benefit Obligation In Excess Of Plan Assets Table Text Block [Line Items]
Projected benefit obligation	$ 165,999	$ 161,818
Accumulated benefit obligation	165,999	161,818
Fair value of plan assets	$ 0	$ 0